SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Property, plant and equipment additions in accounts payable and accrued liabilities	$ 108,743	$ 0	$ 28,280
Intangible asset additions in accounts payable and accrued liabilities	92,062	0	0
Deposit applied to intangible assets	60,462	0	0
Interest paid	10,193	9,054	9,088
Income taxes paid	$ 57,611	$ 342,000	$ 229,233